UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY			10041
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / FEBRUARY 29, 2008

Western Asset
Global Partners
Income Fund Inc.
(GDF)

Managed by  WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Schedule of investments	2

Statement of assets and liabilities	21

Statement of operations	22

Statements of changes in net assets	23

Statement of cash flows	24

Financial highlights	25

Notes to financial statements	26

Board approval of management and subadvisory agreements	36

Additional shareholder information	41

Dividend reinvestment and cash purchase plan	42

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended February 29, 2008, it weakened significantly as the reporting period progressed. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Department of Labor said that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years. This was followed up with 63,000 jobs lost in February—the largest decline in five years. Elsewhere, the National Association of Realtors reported that existing home sales fell for the sixth consecutive month in January 2008 and the median home price was down nearly 5% versus January 2007.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%. In March 2008, after the reporting period ended, the Fed cut the federal funds rate an additional 0.75% to 2.25%, its lowest level since December 2004. In its statement accompanying the March rate cut, the Fed stated: “Recent information indicates that the outlook for economic activity has weakened further. . . .

Western Asset Global Partners Income Fund Inc.	I

Letter from the chairman continued

Financial markets remain under considerable stress, and the tightening of credit conditions and the deepening of the housing contraction are likely to weigh on economic growth over the next few quarters.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended February 29, 2008, two-year Treasury yields fell from 4.15% to 1.65%. Over the same time frame, 10-year Treasury yields fell from 4.54% to 3.53%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 5.67%.

Increased investor risk aversion in November 2007 and again in January and February 2008 caused the high-yield bond market to produce weak results over the six-month period ended February 29, 2008. During that period, the Citigroup High Yield Market Indexvi returned -1.25%. While high-yield bond prices rallied several times during the period, several flights to quality dragged down the sector, although default rates continued to be low.

Despite increased investor risk aversion, emerging markets debt generated solid results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 5.68% over the six months ended February 29, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II	Western Asset Global Partners Income Fund Inc.

Performance review

For the six months ended February 29, 2008, Western Asset Global Partners Income Fund Inc. returned -1.75% based on its net asset value (“NAV”)viii and -4.08% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexix and the EMBI Global, returned -1.39% and 5.68%, respectively, for the same period. The Fund’s former unmanaged benchmark, the Citigroup High Yield Market Index, returned -1.25% over the same time frame. The Lipper Global Income Funds Category Averagex increased 4.84%. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.47 per share, which may have included a return of capital. The performance table shows the Fund’s six-month total return based on its NAV and market price as of February 29, 2008. Past performance is no guarantee of future results.

PERFORMANCE SNAPSHOT as of February 29, 2008 (unaudited)

Price Per Share	Six-Month Total Return
$11.91 (NAV)	-1.75%
$10.36 (Market Price)	-4.08%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares.

Special shareholder notices

On January 25, 2008, stockholders of the Fund approved a proposal, which was previously approved by the Fund’s Board of Directors, to amend the Fund’s primary investment objective. Effective January 28, 2008, the primary investment objective of the Fund changed from one that seeks “to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities and high-yield foreign sovereign debt securities”, to one “that seeks to maintain a high level of current income.” The Fund’s secondary investment objective, “seeking capital appreciation,” remains unchanged.

Also effective as of January 28, 2008, are certain non-fundamental investment policy changes, which were previously approved by the Fund’s Board of Directors and contingent on stockholder approval to amend the Fund’s primary investment objective. These non-fundamental investment

Western Asset Global Partners Income Fund Inc.	III

Letter from the chairman continued

policies provide that, under normal market conditions, the Fund will invest at least 33% of its total assets in securities of issuers that are, or are incorporated in or generate the majority of their revenue in, emerging market countries and at least 33% of its total assets in high-yield U.S. corporate debt securities. Under the amended policies, the Fund will also be able to invest up to 33% of its total assets in a broad range of other U.S. and non-U.S. fixed-income securities, both investment grade and high-yield securities, including, but not limited to, corporate bonds, loans, mortgage- and asset-backed securities, preferred stock and sovereign debt, derivative instruments of the foregoing securities and dollar rolls. Investments in these types of securities, and other types of securities that are permissible under the amended non-fundamental policies, may involve additional risks.

The purpose of the change to the Fund’s primary investment objective and the changes to the Fund’s non-fundamental investment polices is to broaden the investment opportunities of the Fund and to allow the Fund to invest a greater percentage of its assets in securities that are rated investment grade.

Under its previous investment guidelines, the Fund was limited to investing under normal market conditions, at least 33% of its total assets in high-yield U.S. corporate debt securities and at least 33% of the Fund’s total assets in high-yield foreign sovereign debt securities. The Fund’s previous investment guidelines also permitted the Fund to invest up to 33% of its total assets in high-yield non-U.S. corporate debt securities.

As a result of the amendment to the Fund’s non-fundamental investment policies, the Fund will be able to invest in, among other things, dollar rolls, mortgage-backed securities and asset-backed securities as part of its investment strategies. Under a dollar roll transaction, the Fund sells securities for delivery in the current month, or sells securities it has purchased on a “to-be-announced” basis, and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the purchased securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Fund if the Fund does not establish and maintain a segregated account. In addition, dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Successful use of dollar rolls may depend upon the ability of the Fund’s investment manager to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

IV	Western Asset Global Partners Income Fund Inc.

Mortgage-backed securities may be issued by private companies or by agencies of the U.S. Government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives may be illiquid and hard to value in declining markets.

These changes are intended to provide the portfolio managers with additional flexibility to meet the Fund’s investment objectives and address recent and future developments in the market, but, other than potential investments in investment grade emerging market debt, the Fund’s portfolio managers do not currently anticipate that any dramatic changes in the Fund’s portfolio composition or investment approach will result.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for additional information?

The Fund is traded under the symbol “GDF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XGDFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/individualinvestors.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset Global Partners Income Fund Inc.	V

Letter from the chairman continued

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 28, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in high-yield and foreign securities, including emerging markets, which involve risks beyond those inherent in higher-rated and domestic investments. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
v

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.
vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

viii

NAV is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ix

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

x

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended February 29, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 15 funds in the Fund’s Lipper category.

VI	Western Asset Global Partners Income Fund Inc.

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) as a percent of total investments — February 29, 2008

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	1

Schedule of investments (unaudited)

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES — 62.2%
	Aerospace & Defense — 1.3%
675,000	DRS Technologies Inc., Senior Subordinated Notes,
	6.875% due 11/1/13(a)	$664,875
	Hawker Beechcraft Acquisition Co.:
1,305,000	8.875% due 4/1/15(b)	1,337,625
15,000	9.750% due 4/1/17	14,962
1,400,000	L-3 Communications Corp., Senior Subordinated Notes,
	6.125% due 1/15/14(a)	1,389,500
	Total Aerospace & Defense	3,406,962
	Airlines — 1.0%
	Continental Airlines Inc., Pass-Through Certificates:
21,564	6.541% due 9/15/09(a)	21,564
204,875	8.312% due 4/2/11(a)	201,802
230,000	7.339% due 4/19/14(a)	207,000
1,130,000	DAE Aviation Holdings Inc., Senior Notes,
	11.250% due 8/1/15(a)(c)	1,135,650
	Delta Air Lines Inc.:
333,735	8.954% due 8/10/14(c)	319,551
	Pass-Through Certificates:
408,407	6.619% due 3/18/11(a)	404,198
310,000	7.711% due 9/18/11(a)	294,237
	Total Airlines	2,584,002
	Auto Components — 1.2%
	Allison Transmission Inc.:
300,000	11.000% due 11/1/15(c)	258,000
590,000	Senior Notes, 11.250% due 11/1/15(b)(c)	488,225
480,000	Keystone Automotive Operations Inc., Senior Subordinated Notes,
	9.750% due 11/1/13	295,200
2,405,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10(a)	2,014,187
	Total Auto Components	3,055,612
	Automobiles — 1.3%
	Ford Motor Co., Debentures:
265,000	8.875% due 1/15/22	203,388
595,000	8.900% due 1/15/32	455,175
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	340,312
	Senior Debentures:
200,000	8.250% due 7/15/23	152,250
2,810,000	8.375% due 7/15/33(a)	2,163,700
	Total Automobiles	3,314,825

See Notes to Financial Statements.

2	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
		Beverages — 0.2%
515,000		Constellation Brands Inc., Senior Notes,
		7.250% due 9/1/16(a)	$500,838
		Building Products — 0.9%
1,795,000		Associated Materials Inc., Senior Discount Notes,
		step bond to yield 14.686% due 3/1/14(a)	1,148,800
498,000		GTL Trade Finance Inc., 7.250% due 10/20/17(c)	522,365
450,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	351,000
700,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield
		11.711% due 3/1/14	374,500
		Total Building Products	2,396,665
		Chemicals — 1.2%
750,000		FMC Finance III SA, 6.875% due 7/15/17	755,625
		Georgia Gulf Corp., Senior Notes:
520,000		9.500% due 10/15/14	395,200
340,000		10.750% due 10/15/16	222,700
345,000		Huntsman International LLC, Senior Subordinated Notes,
		7.875% due 11/15/14	358,800
450,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	484,875
1,130,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(c)	751,450
		Total Chemicals	2,968,650
		Commercial Banks — 4.8%
1,150,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14(c)	1,167,250
3,768,531		HSBC Bank PLC, 7.000% due 11/1/11(a)	3,918,292
740,000		HSBK Europe BV, 7.250% due 5/3/17(c)	651,200
		ICICI Bank Ltd., Subordinated Bonds:
186,000		6.375% due 4/30/22(c)(d)	159,853
130,000		6.375% due 4/30/22(c)(d)	111,969
65,777,500	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11(a)	2,747,534
		Russian Agricultural Bank, Loan Participation Notes:
1,011,000		7.175% due 5/16/13(c)	1,035,062
1,686,000		6.299% due 5/15/17(c)	1,576,410
		TuranAlem Finance BV, Bonds:
530,000		8.250% due 1/22/37(c)	443,875
475,000		8.250% due 1/22/37(c)	402,563
		Total Commercial Banks	12,214,008
		Commercial Services & Supplies — 1.6%
980,000		Allied Security Escrow Corp., Senior Subordinated
		Notes, 11.375% due 7/15/11(a)	864,850
315,000		Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(c)	258,300
1,519,000		DynCorp International LLC/DIV Capital Corp., Senior
		Subordinated Notes, 9.500% due 2/15/13(a)	1,575,962

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	3

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Commercial Services & Supplies — 1.6% continued
400,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	$420,000
780,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	641,550
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes,
	9.250% due 6/1/08(e)(f)	2,000
340,000	US Investigations Services Inc., 11.750% due 5/1/16(c)	270,300
	Total Commercial Services & Supplies	4,032,962
	Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	664,400
	Consumer Finance — 1.9%
665,000	AmeriCredit Corp., 8.500% due 7/1/15(a)	515,375
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	92,204
295,000	7.000% due 10/1/13	242,332
	Senior Notes:
862,000	8.050% due 6/15/11(d)	745,470
90,000	9.875% due 8/10/11	83,369
170,000	7.127% due 1/13/12(d)	133,889
360,000	8.000% due 12/15/16	295,261
	General Motors Acceptance Corp.:
2,085,000	Bonds, 8.000% due 11/1/31(a)	1,579,734
1,300,000	Notes, 6.875% due 8/28/12	1,038,609
	Total Consumer Finance	4,726,243
	Containers & Packaging — 0.7%
	Graham Packaging Co. Inc.:
70,000	8.500% due 10/15/12	63,175
240,000	Senior Subordinated Notes, 9.875% due 10/15/14	205,800
625,000	Graphic Packaging International Corp., Senior
	Subordinated Notes, 9.500% due 8/15/13	592,187
260,000	Plastipak Holdings Inc., Senior Notes,
	8.500% due 12/15/15(c)	243,750
325,000	Radnor Holdings Corp., Senior Notes,
	11.000% due 3/15/10(e)	4,063
250,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(c)	254,785
370,000	Smurfit-Stone Container Corp., Senior Notes,
	8.000% due 3/15/17	329,300
	Total Containers & Packaging	1,693,060
	Diversified Consumer Services — 0.5%
1,015,000	Education Management LLC/Education Management
	Finance Corp., Senior Notes, 8.750% due 6/1/14(a)	898,275

See Notes to Financial Statements.

4	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Consumer Services — 0.5% continued
	Service Corp. International:
90,000	Debentures, 7.875% due 2/1/13	$90,127
	Senior Notes:
180,000	7.625% due 10/1/18	186,750
130,000	7.500% due 4/1/27	112,775
	Total Diversified Consumer Services	1,287,927
	Diversified Financial Services — 2.1%
535,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(c)	377,175
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(c)	294,800
130,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11(c)	135,502
	Leucadia National Corp., Senior Notes:
380,000	8.125% due 9/15/15	384,750
140,000	7.125% due 3/15/17	135,450
255,000	LVB Acquisition Merger, 11.625% due 10/15/17(c)	252,131
	Residential Capital LLC:
350,000	6.923% due 4/17/09(c)(d)	180,250
210,000	8.875% due 6/30/15	112,350
630,000	Notes, 8.375% due 6/30/10	362,250
735,000	Senior Notes, 8.000% due 2/22/11	395,063
	TNK-BP Finance SA:
760,000	7.500% due 7/18/16(c)	730,588
1,160,000	Senior Notes, 7.875% due 3/13/18(c)	1,132,508
610,000	Vanguard Health Holdings Co. I LLC, Senior Discount
	Notes, step bond to yield 6.605% due 10/1/15	449,875
525,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated
	Notes, 9.000% due 10/1/14	504,000
	Total Diversified Financial Services	5,446,692
	Diversified Telecommunication Services — 4.2%
	Axtel SAB de CV:
70,000	11.000% due 12/15/13(a)	77,000
100,000	7.625% due 2/1/17(c)	102,000
1,000,000	Senior Notes, 7.625% due 2/1/17(c)	1,017,500
110,000	Cincinnati Bell Telephone Co., Senior Debentures,
	6.300% due 12/1/28(a)	91,850
	Citizens Communications Co.:
15,000	7.050% due 10/1/46(a)	11,025
630,000	Senior Notes, 7.875% due 1/15/27(a)	563,850

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Diversified Telecommunication Services — 4.2% continued
	Hawaiian Telcom Communications Inc.:
180,000	Senior Notes, 9.750% due 5/1/13	$150,300
405,000	Senior Subordinated Notes, 12.500% due 5/1/15	313,875
1,190,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,191,487
195,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	195,975
	Level 3 Financing Inc.:
380,000	6.704% due 2/15/15(d)	269,800
980,000	Senior Notes, 9.250% due 11/1/14	798,700
1,815,000	Nordic Telephone Co. Holdings, Senior Secured Bonds,
	8.875% due 5/1/16(c)	1,796,850
	Qwest Communications International Inc., Senior Notes:
412,000	6.565% due 2/15/09(d)	410,970
725,000	7.500% due 2/15/14	708,687
285,000	Qwest Corp., Debentures, 6.875% due 9/15/33	251,513
845,000	Telcordia Technologies Inc., Senior Subordinated Notes,
	10.000% due 3/15/13(c)	633,750
1,030,000	Virgin Media Finance PLC, Senior Notes,
	9.125% due 8/15/16	870,350
165,000	Wind Acquisition Finance SA, Senior Bonds,
	10.750% due 12/1/15(c)	167,888
1,050,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,073,625
	Total Diversified Telecommunication Services	10,696,995
	Electric Utilities — 0.8%
560,000	EEB International Ltd., Senior Bonds,
	8.750% due 10/31/14(a)(c)	590,128
520,000	Orion Power Holdings Inc., Senior Notes,
	12.000% due 5/1/10	566,800
500,000	Texas Competitive Electric Holding Co. LLC,
	10.500% due 11/1/16(b)(c)	482,500
600,000	VeraSun Energy Corp., Senior Notes,
	9.375% due 6/1/17(c)	447,000
	Total Electric Utilities	2,086,428
	Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
110,000	Senior Notes, 9.500% due 10/15/15	91,507
650,000	Senior Secured Notes, 7.875% due 10/15/14	594,750
	Total Electronic Equipment & Instruments	686,257
	Energy Equipment & Services — 0.7%
585,000	Complete Production Services Inc., Senior Notes,
	8.000% due 12/15/16(a)	565,256
1,000,000	Key Energy Services Inc., Senior Notes,
	8.375% due 12/1/14(c)	1,007,500

See Notes to Financial Statements.

6	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Energy Equipment & Services — 0.7% continued
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	$182,875
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	77,034
	Total Energy Equipment & Services	1,832,665
	Food & Staples Retailing — 0.2%
337,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31(a)	410,354
	Food Products — 0.3%
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10(a)	660,000
	Gas Utilities — 0.3%
815,000	Suburban Propane Partners LP/Suburban Energy
	Finance Corp., Senior Notes, 6.875% due 12/15/13	794,625
	Health Care Equipment & Supplies — 0.1%
395,000	Advanced Medical Optics Inc., 7.500% due 5/1/17(a)	339,700
	Health Care Providers & Services — 3.2%
240,000	Community Health Systems Inc., Senior Notes,
	8.875% due 7/15/15(a)	236,700
1,155,000	DaVita Inc., Senior Subordinated Notes,
	7.250% due 3/15/15(a)	1,149,225
	HCA Inc.:
400,000	Debentures, 7.500% due 12/15/23(a)	321,728
	Notes:
610,000	6.375% due 1/15/15	512,400
55,000	7.690% due 6/15/25(a)	44,678
	Senior Notes:
4,000	6.250% due 2/15/13	3,490
135,000	6.500% due 2/15/16	114,750
535,000	9.250% due 11/15/16	549,713
1,000,000	Senior Secured Notes, 9.625% due 11/15/16(b)	1,035,000
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	967,687
	Tenet Healthcare Corp., Senior Notes:
665,000	6.375% due 12/1/11	599,331
160,000	6.500% due 6/1/12	139,200
754,000	7.375% due 2/1/13	657,865
455,000	9.875% due 7/1/14	427,131
	Universal Hospital Services Inc.:
130,000	8.288% due 6/1/15(d)	122,850
635,000	8.500% due 6/1/15(b)	636,588
920,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12(b)(d)	713,000
	Total Health Care Providers & Services	8,231,336

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 2.5%
400,000	Boyd Gaming Corp., Senior Subordinated Notes,
	6.750% due 4/15/14(a)	$332,000
590,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(e)	17,700
125,000	Carrols Corp., Senior Subordinated Notes,
	9.000% due 1/15/13(a)	114,375
675,000	Denny’s Holdings Inc., Senior Notes,
	10.000% due 10/1/12(a)	641,250
250,000	Downstream Development Quapaw, Senior Notes,
	12.000% due 10/15/15(c)	213,750
335,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	313,225
475,000	Herbst Gaming Inc., Senior Subordinated Notes,
	7.000% due 11/15/14	118,750
440,000	Indianapolis Downs LLC & Capital Corp.,
	11.000% due 11/1/12(c)	398,200
770,000	Inn of the Mountain Gods Resort & Casino,
	Senior Notes, 12.000% due 11/15/10	762,300
	MGM MIRAGE Inc.:
210,000	Notes, 6.750% due 9/1/12	198,450
	Senior Notes:
95,000	7.500% due 6/1/16	88,825
710,000	7.625% due 1/15/17	672,725
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated
	Notes, 6.875% due 2/15/15	46,613
325,000	Pinnacle Entertainment Inc., Senior Subordinated Notes,
	8.250% due 3/15/12	310,375
569,000	Pokagon Gaming Authority, Senior Notes,
	10.375% due 6/15/14(c)	594,605
755,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	622,875
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	6.936% due 2/1/14(c)(d)	108,750
120,000	9.125% due 2/1/15(c)	107,400
	Station Casinos Inc.:
	Senior Notes:
330,000	6.000% due 4/1/12	280,500
185,000	7.750% due 8/15/16	154,937
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	319,437
100,000	6.625% due 3/15/18	61,750
	Total Hotels, Restaurants & Leisure	6,478,792
	Household Durables — 1.0%
55,000	American Greetings Corp., Senior Notes,
	7.375% due 6/1/16(a)	54,588

See Notes to Financial Statements.

8	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Household Durables — 1.0% continued
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06(e)(f)(g)	$0
445,000	Jarden Corp., Senior Subordinated Notes,
	7.500% due 5/1/17	392,156
465,000	K Hovnanian Enterprises Inc., Senior Notes,
	7.500% due 5/15/16	325,500
460,000	KB Home, Senior Subordinated Notes,
	8.625% due 12/15/08	462,300
665,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior
	Subordinated Notes, 9.000% due 11/1/11	655,025
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior
	Discount Notes, step bond to yield 9.838% due 9/1/12	608,125
	Total Household Durables	2,497,694
	Household Products — 0.2%
300,000	American Achievement Corp., Senior Subordinated Notes,
	8.250% due 4/1/12(a)	273,000
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	309,563
	Total Household Products	582,563
	Independent Power Producers & Energy Traders — 5.3%
	AES Corp.:
1,595,000	8.000% due 10/15/17(a)	1,634,875
	Senior Notes:
125,000	9.500% due 6/1/09(a)	130,000
300,000	9.375% due 9/15/10(a)	318,000
	Dynegy Holdings Inc.:
480,000	Senior Debentures, 7.625% due 10/15/26	410,400
1,020,000	Senior Notes, 7.750% due 6/1/19(a)	953,700
280,000	Dynegy Inc., 7.670% due 11/8/16	279,825
	Edison Mission Energy, Senior Notes:
610,000	7.750% due 6/15/16(a)	631,350
350,000	7.200% due 5/15/19(a)	344,750
440,000	7.625% due 5/15/27(a)	416,900
5,490,000	Energy Future Holdings, Senior Notes,
	11.250% due 11/1/17(b)(c)	5,393,925
1,150,000	Mirant North America LLC, Senior Notes,
	7.375% due 12/31/13	1,160,062
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	269,156
1,355,000	7.375% due 2/1/16	1,309,269
135,000	7.375% due 1/15/17	130,275
120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	86,731
	Total Independent Power Producers & Energy Traders	13,469,218

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Industrial Conglomerates — 0.0%
500,000	Moll Industries Inc., Senior Subordinated Notes,
	10.500% due 7/1/08(e)(f)(g)	$0
	IT Services — 1.4%
340,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(b)(c)	276,250
	First Data Corp.:
1,500,000	5.625% due 11/1/11	1,150,974
790,000	9.875% due 9/24/15(c)	686,312
	SunGard Data Systems Inc.:
479,000	Senior Notes, 9.125% due 8/15/13	484,988
950,000	Senior Subordinated Notes, 10.250% due 8/15/15	950,000
	Total IT Services	3,548,524
	Machinery — 0.2%
170,000	American Railcar Industries Inc., Senior Notes,
	7.500% due 3/1/14(a)	156,400
240,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	239,400
	Total Machinery	395,800
	Media — 4.3%
	Affinion Group Inc.:
950,000	Senior Notes, 10.125% due 10/15/13(a)	935,750
255,000	Senior Subordinated Notes, 11.500% due 10/15/15(a)	235,875
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
220,000	Senior Accreting Notes, 12.125% due 1/15/15(a)	113,300
445,000	Senior Notes, 11.750% due 5/15/14(a)	229,175
3,389,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes,
	11.000% due 10/1/15(a)	2,372,300
	CCH II LLC/CCH II Capital Corp., Senior Notes:
305,000	10.250% due 9/15/10(a)	280,600
31,000	10.250% due 10/1/13(a)	27,358
200,000	Charter Communications Holdings LLC,
	Senior Discount Notes, 12.125% due 1/15/12(a)	115,000
210,000	Charter Communications Holdings LLC/Charter
	Communications Holdings Capital Corp.,
	Senior Discount Notes, 11.750% due 5/15/11(a)	131,250
635,000	CMP Susquehanna Corp., 9.875% due 5/15/14(a)	423,069
	CSC Holdings Inc.:
920,000	Senior Debentures, 8.125% due 8/15/09(a)	938,400
	Senior Notes:
250,000	7.625% due 4/1/11(a)	249,687
345,000	6.750% due 4/15/12(a)	334,650
635,000	Dex Media West LLC/Dex Media Finance Co., Senior
	Subordinated Notes, 9.875% due 8/15/13(a)	534,987

See Notes to Financial Statements.

10	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Media — 4.3% continued
590,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13(a)	$610,650
	EchoStar DBS Corp., Senior Notes:
45,000	7.000% due 10/1/13(a)	44,550
50,000	6.625% due 10/1/14(a)	48,250
520,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22(c)	514,800
1,370,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	815,150
	R.H. Donnelley Corp.:
300,000	Senior Discount Notes, 6.875% due 1/15/13	178,500
	Senior Notes:
150,000	8.875% due 1/15/16	90,000
110,000	8.875% due 10/15/17(c)	64,900
320,000	Sun Media Corp., 7.625% due 2/15/13	308,800
	TL Acquisitions Inc.:
640,000	Senior Notes, 10.500% due 1/15/15(c)	572,800
450,000	Senior Subordinated Notes, step bond to yield 13.361% due 7/15/15(c)	327,375
	XM Satellite Radio Inc., Senior Notes:
310,000	7.739% due 5/1/13(d)	266,600
105,000	9.750% due 5/1/14	96,338
	Total Media	10,860,114
	Metals & Mining — 2.4%
1,920,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17(a)	2,040,000
150,000	Metals USA Holdings Corp., 10.729% due 7/1/12(b)(d)	111,750
900,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	893,250
140,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15(b)(c)(d)	108,500
410,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14(b)(c)(d)	293,150
760,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	687,800
1,085,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(c)	1,025,325
245,000	Steel Dynamics Inc., 7.375% due 11/1/12(c)	249,287
760,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	674,500
	Total Metals & Mining	6,083,562
	Multiline Retail — 0.8%
930,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(b)(c)	776,550

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Multiline Retail — 0.8% continued
	Neiman Marcus Group Inc.:
140,000	7.125% due 6/1/28	$121,800
1,100,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,101,375
	Total Multiline Retail	1,999,725
	Oil, Gas & Consumable Fuels — 7.0%
1,675,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12(a)	1,683,375
2,005,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	1,962,394
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15(a)	126,962
	Compagnie Generale de Geophysique SA, Senior Notes:
165,000	7.500% due 5/15/15(a)	166,650
500,000	7.750% due 5/15/17(a)	506,250
4	Corral Finans AB, 10.243% due 4/15/10(b)(c)(d)	3
	El Paso Corp.:
	Medium-Term Notes:
900,000	7.800% due 8/1/31(a)	932,865
230,000	7.750% due 1/15/32(a)	238,475
825,000	Notes, 7.875% due 6/15/12(a)	871,025
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68(d)	73,738
350,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	344,184
805,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11(a)	778,837
120,000	Forbes Energy Services, 11.000% due 2/15/15(c)	118,200
	Gazprom, Loan Participation Notes:
1,240,000	6.212% due 11/22/16(c)	1,167,212
260,000	Senior Notes, 6.510% due 3/7/22(c)	237,588
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	603,250
	Mariner Energy Inc., Senior Notes:
260,000	7.500% due 4/15/13	251,550
120,000	8.000% due 5/15/17	115,800
70,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	73,675
355,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14(c)	352,338
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	319,500
813,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	854,340
330,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	338,250

See Notes to Financial Statements.

12	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 7.0% continued
	Petroplus Finance Ltd.:
470,000	6.750% due 5/1/14(c)	$428,875
280,000	Senior Note, 7.000% due 5/1/17(c)	252,700
450,000	Quicksilver Resources Inc., Senior Subordinated Notes,
	7.125% due 4/1/16	433,125
820,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(c)	766,700
380,000	Southwestern Energy Co., Senior Notes,
	7.500% due 2/1/18(c)	393,300
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(c)	310,200
725,000	Whiting Petroleum Corp., Senior Subordinated Notes,
	7.000% due 2/1/14	725,000
	Williams Cos. Inc.:
	Notes:
120,000	7.125% due 9/1/11	127,500
1,400,000	7.875% due 9/1/21	1,533,000
260,000	8.750% due 3/15/32	307,450
300,000	Senior Notes, 7.625% due 7/15/19	322,500
	Total Oil, Gas & Consumable Fuels	17,716,811
	Paper & Forest Products — 1.6%
	Abitibi-Consolidated Co. of Canada:
220,000	5.250% due 6/20/08(a)	186,175
	Senior Notes:
115,000	7.750% due 6/15/11(a)	63,825
500,000	8.491% due 6/15/11(a)(d)	262,500
220,000	8.375% due 4/1/15(a)	124,300
	Abitibi-Consolidated Inc.:
210,000	6.950% due 4/1/08(a)	185,850
350,000	7.875% due 8/1/09(a)	225,750
315,000	Debentures, 7.400% due 4/1/18(a)	150,412
170,000	Notes, 8.550% due 8/1/10(a)	95,838
735,000	Appleton Papers Inc., Senior Subordinated Notes,
	9.750% due 6/15/14(a)	701,925
	NewPage Corp. Senior Secured Notes:
420,000	10.000% due 5/1/12(c)	423,150
1,110,000	9.489% due 5/1/12(d)	1,093,350
130,000	Newpage Holding Corp., 11.818% due 11/1/13(b)(d)	109,200
600,000	Smurfit Capital Funding PLC, Debentures,
	7.500% due 11/20/25	540,000
	Total Paper & Forest Products	4,162,275

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Pharmaceuticals — 0.1%
1,515,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(e)	$310,575
	Real Estate Investment Trusts (REITs) — 0.3%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	18,900
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
190,000	6.500% due 6/1/16	186,200
440,000	6.750% due 4/1/17	435,600
	Total Real Estate Investment Trusts (REITs)	640,700
	Real Estate Management & Development — 0.4%
285,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15(a)	146,775
	Realogy Corp.:
140,000	10.500% due 4/15/14	100,100
1,215,000	12.375% due 4/15/15	650,025
	Total Real Estate Management & Development	896,900
	Road & Rail — 1.3%
1,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,139,050
	Hertz Corp.:
675,000	Senior Notes, 8.875% due 1/1/14	646,313
1,330,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,270,150
	Kansas City Southern de Mexico, Senior Notes:
160,000	7.625% due 12/1/13	151,600
25,000	7.375% due 6/1/14(c)	23,281
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	101,500
	Total Road & Rail	3,331,894
	Semiconductors & Semiconductor Equipment — 0.1%
180,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	147,600
	Software — 0.1%
425,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16(a)	354,875
	Specialty Retail — 0.5%
	AutoNation Inc., Senior Notes:
185,000	6.258% due 4/15/13(a)(d)	152,625
95,000	7.000% due 4/15/14(a)	86,925
435,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12(a)	354,525
240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	253,800

See Notes to Financial Statements.

14	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Specialty Retail — 0.5% continued
	Michaels Stores Inc.:
230,000	11.375% due 11/1/16	$191,475
380,000	Senior Notes, 10.000% due 11/1/14	333,925
	Total Specialty Retail	1,373,275
	Textiles, Apparel & Luxury Goods — 0.2%
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	313,625
425,000	Simmons Co., Senior Discount Notes, step bond to yield
	9.995% due 12/15/14	285,813
	Total Textiles, Apparel & Luxury Goods	599,438
	Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
55,000	8.500% due 5/15/12(a)	51,700
620,000	11.000% due 5/15/12(a)	632,400
	Total Tobacco	684,100
	Trading Companies & Distributors — 0.7%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)(c)	261,450
885,000	H&E Equipment Services Inc., Senior Notes,
	8.375% due 7/15/16	738,975
1,045,000	Penhall International Corp., Senior Secured Notes,
	12.000% due 8/1/14(c)	883,025
	Total Trading Companies & Distributors	1,883,450
	Transportation Infrastructure — 0.3%
	Saint Acquisition Corp.:
460,000	Secured Notes, 12.500% due 5/15/17(c)	207,000
1,015,000	Senior Secured Notes, 10.815% due 5/15/15(c)(d)	441,525
	Total Transportation Infrastructure	648,525
	Wireless Telecommunication Services — 2.1%
420,000	ALLTEL Communications Inc., Senior Notes,
	10.375% due 12/1/17(b)(c)	367,500
700,000	America Movil SAB de CV, 5.625% due 11/15/17(a)	697,000
190,000	iPCS Inc., 5.364% due 5/1/13(d)	152,950
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	172,575
210,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	216,825
	True Move Co., Ltd.:
2,430,000	10.750% due 12/16/13(c)	2,296,350
950,000	10.375% due 8/1/14(c)	907,250
480,000	UBS Luxembourg SA for OJSC Vimpel Communications,
	Loan Participation Notes, 8.250% due 5/23/16(c)	477,024
	Total Wireless Telecommunication Services	5,287,474
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $175,481,502)	157,985,090

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
ASSET-BACKED SECURITY — 0.0%
		Diversified Financial Services — 0.0%
987,700		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(e)(f)(g) (Cost — $987,700)	$0
CONVERTIBLE BOND & NOTE — 0.2%
		Thrifts & Mortgage Finance — 0.2%
590,000		Countrywide Financial Corp., 0.758% due 4/15/37(a)(d) (Cost — $544,464)	525,100
COLLATERALIZED SENIOR LOANS — 0.6%
		Auto Components — 0.3%
746,250		Allison Transmission, Term Loan B, 6.621% due 8/7/14(d)	660,328
		Containers & Packaging — 0.3%
1,037,608		Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14(d)	752,266
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,602,086)	1,412,594
SOVEREIGN BONDS — 32.6%
		Argentina — 2.2%
		Republic of Argentina:
4,199,000		Bonds, Series VII, 7.000% due 9/12/13	3,627,353
1,245,275		Discount Notes, 8.280% due 12/31/33(i)	1,098,021
5,670,000		GDP Linked Securities, 1.330% due 12/15/35(a)(d)	756,945
		Total Argentina	5,482,319
		Brazil — 11.3%
		Federative Republic of Brazil:
8,760,000		7.125% due 1/20/37(i)	9,473,940
4,204,000		11.000% due 8/17/40(i)	5,654,380
		Collective Action Securities:
2,185,000		8.750% due 2/4/25(a)	2,714,862
9,515,000		Notes, 8.000% due 1/15/18(i)	10,782,874
		Total Brazil	28,626,056
		Colombia — 1.6%
		Republic of Colombia:
100,000		7.375% due 1/27/17(a)	110,150
3,820,000		7.375% due 9/18/37(i)	4,077,850
		Total Colombia	4,188,000
		Ecuador — 0.6%
1,631,000		Republic of Ecuador, 10.000% due 8/15/30(a)(c)	1,602,458
		Egypt — 0.2%
2,810,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12(c)	531,397

See Notes to Financial Statements.

16	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†		SECURITY	VALUE
		El Salvador — 0.8%
		Republic of El Salvador:
1,555,000		7.750% due 1/24/23(a)(c)	$1,743,544
330,000		8.250% due 4/10/32(c)	379,912
		Total El Salvador	2,123,456
		Gabon — 0.2%
512,000		Gabonese Republic, 8.200% due 12/12/17(c)	539,520
		Indonesia — 1.2%
		Republic of Indonesia:
500,000		8.500% due 10/12/35(c)	565,625
5,692,000,000	IDR	Series FR40, 11.000% due 9/15/25	632,345
5,058,000,000	IDR	Series FR42, 10.250% due 7/15/27	526,060
7,931,000,000	IDR	Series FR43, 10.250% due 7/15/22	836,863
5,998,000,000	IDR	Series FR45, 9.750% due 5/15/37	587,241
		Total Indonesia	3,148,134
		Mexico — 0.1%
160,000		United Mexican States, Medium-Term Notes, Series A,
		5.625% due 1/15/17	166,800
		Panama — 2.2%
		Republic of Panama:
4,000		9.625% due 2/8/11	4,559
1,625,000		7.250% due 3/15/15(a)	1,785,469
243,000		9.375% due 4/1/29	321,975
3,394,000		6.700% due 1/26/36(a)	3,436,425
		Total Panama	5,548,428
		Peru — 0.7%
		Republic of Peru:
381,000		Bonds, 6.550% due 3/14/37	393,382
1,200,000		Global Bonds, 7.350% due 7/21/25	1,350,000
		Total Peru	1,743,382
		Russia — 0.1%
160,000		Russian Federation, 12.750% due 6/24/28(c)	288,600
		Turkey — 7.0%
		Republic of Turkey:
78,000		7.000% due 6/5/20	79,170
575,000		11.875% due 1/15/30(i)	871,258
416,000		Bonds, 7.000% due 9/26/16	434,460
9,650,000		Collective Action Securities, Notes, 7.375% due 2/5/25(i)	9,879,187
7,026,000		Notes, 6.875% due 3/17/36(i)	6,507,833
		Total Turkey	17,771,908

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE AMOUNT†	SECURITY	VALUE
	Uruguay — 0.6%
1,431,761	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	$1,475,430
	Venezuela — 3.8%
	Bolivarian Republic of Venezuela:
3,733,000	8.500% due 10/8/14(i)	3,639,675
4,267,000	5.750% due 2/26/16(i)	3,520,275
233,000	7.650% due 4/21/25	199,797
	Collective Action Securities:
1,982,000	9.375% due 1/13/34(a)	1,947,315
391,000	Notes, 10.750% due 9/19/13	418,370
	Total Venezuela	9,725,432
	TOTAL SOVEREIGN BONDS
	(Cost — $82,731,481)	82,961,320
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.2%
	U.S. Government Agencies — 0.2%
400,000	Federal National Mortgage Association (FNMA),
	5.625% due 11/15/21 (Cost — $401,136)	421,150
SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc.(f)(g)(*)	1
10,194	Mattress Discounters Corp.(f)(g)(*)	0
	TOTAL CONSUMER DISCRETIONARY	1
INDUSTRIALS — 0.0%
	Machinery — 0.0%
5	Glasstech Inc.(f)(g)(*)	0
INFORMATION TECHNOLOGY — 0.0%
	Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc.(f)(g)(*)	0
	TOTAL COMMON STOCKS (Cost — $1,121,578)	1
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000%*	5,005
FINANCIALS — 0.3%
	Diversified Financial Services — 0.1%
6,800	Preferred Plus, Trust Series FRD-1, 7.400%	108,800
300	Saturns, Series F 2003-5, 8.125%	4,986

See Notes to Financial Statements.

18	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

SHARES		SECURITY	VALUE
		Diversified Financial Services — 0.1% continued
		TCR Holdings Corp.:
4,091		Class B Shares, 0.000%(f)(g)*	$4
2,250		Class C Shares, 0.000%(f)(g)*	2
5,932		Class D Shares, 0.000%(f)(g)*	6
12,271		Class E Shares, 0.000%(f)(g)*	12
		Total Diversified Financial Services	113,810
		Thrifts & Mortgage Finance — 0.2%
21,900		Federal National Mortgage Association (FNMA), 8.250%	560,640
		TOTAL FINANCIALS	674,450
INDUSTRIALS — 0.0%
		Machinery — 0.0%
5		Glasstech Inc., 0.000%(f)(g)*	0
		TOTAL PREFERRED STOCKS
		(Cost — $671,656)	679,455
CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
		Diversified Financial Services — 0.5%
820		Bank of America Corp.(a)*	877,400
10,200		Citigroup Inc.(a)	507,450
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost — $1,330,000)	1,384,850
ESCROWED SHARES — 0.0%
625,000		Pillowtex Corp.(f)(g)* (Cost — $0)	0
WARRANTS
WARRANTS — 0.1%
9,125		Bolivarian Republic of Venezuela, Oil-linked payment
		obligations, Expires 4/15/20*	335,344
4,202		Pillowtex Corp., Expires 11/24/09(f)(g)*	0
		TOTAL WARRANTS (Cost — $3,108)	335,344
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $264,874,711)	245,704,904
FACE
AMOUNT†
SHORT-TERM INVESTMENTS — 3.3%
		Sovereign Bonds — 2.2%
2,110,000	MYR	Bank Negara Malaysia Islamic Notes, zero coupon
		bond to yield 3.351% due 7/24/08(a)	651,878
		Egypt Treasury Bills:
8,800,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08(a)	1,536,241
19,275,000	EGP	Zero coupon bond to yield 7.427% due 11/25/08(a)	3,355,580
		Total Sovereign Bonds (Cost — $5,481,612)	5,543,699

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

February 29, 2008

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

FACE
AMOUNT†	SECURITY	VALUE
	U.S. Government Agency — 0.1%
325,000	Federal National Mortgage Association (FNMA),
	Discount Notes, 4.365%- 5.203% due 3/17/08
	(Cost — $324,356)(a)(h)	$324,356
	Repurchase Agreement — 1.0%
2,494,000	Morgan Stanley tri-party repurchase agreement
	dated 2/29/08, 3.000% due 3/3/08; Proceeds at
	maturity — $2,494,624; (Fully collateralized by U.S.
	government agency obligation, 6.060% due 10/6/20;
	Market value — $2,608,940) (Cost — $2,494,000)(a)	2,494,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $8,299,968)	8,362,055
	TOTAL INVESTMENTS — 100.0% (Cost — $273,174,679#)	$254,066,959

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, options written and swap contracts.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.
(e)	Security is currently in default.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held by the counterparty as a collateral for open reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF OPTIONS WRITTEN

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
300,000	OTC Swaption Payer, Call	4/21/08	$2.10	$73
100,000	OTC Swaption Payer, Put	3/20/08	2.20	3
400,000	OTC Swaption Payer, Put	3/20/08	2.10	3
300,000	OTC Swaption Payer, Put	3/20/08	2.20	8
300,000	OTC Swaption Payer, Put	3/20/08	2.20	8
300,000	OTC Swaption Payer, Put	3/20/08	2.30	22
500,000	OTC Swaption Receiver, Call	3/20/08	2.40	87
1,000,000	OTC Swaption Receiver, Call	4/21/08	2.40	1,217
	TOTAL OPTIONS WRITTEN (Premium Received — $14,713)			$1,421

Abbreviations used in this schedule:

EGP	–	Egyptian Pound
GDP	–	Gross Domestic Product
IDR	–	Indonesian Rupiah
MYR	–	Malaysian Ringgit
OJSC	–	Open Joint Stock Company
RUB	–	Russian Ruble

See Notes to Financial Statements.

20	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2008

ASSETS:
Investments, at value (Cost — $273,174,679)	$254,066,959
Foreign currency, at value (Cost — $196,721)	201,367
Cash	110
Interest receivable	4,990,634
Deposits with brokers for open swap contracts	1,100,000
Receivable for securities sold	50,174
Interest receivable for open swap contracts	18,900
Prepaid expenses	3,121
Total Assets	260,431,265
LIABILITIES:
Payable for open reverse repurchase agreement	40,603,146
Loan payable (Note 4)	35,000,000
Payable for securities purchased	1,026,727
Unrealized depreciation on swaps	936,980
Premiums paid for open swap contracts	345,770
Interest payable	159,852
Investment management fee payable	153,361
Payable for open forward currency contracts	11,908
Payable to broker - variation margin on open futures contracts	6,094
Options written, at value (premium received $14,713)	1,421
Directors’ fees payable	946
Accrued expenses	81,487
Total Liabilities	78,327,692
TOTAL NET ASSETS	$182,103,573
NET ASSETS:
Par value ($0.001 par value; 15,289,720 shares issued and outstanding; 100,000,000 shares authorized)	$15,290
Paid-in capital in excess of par value	205,937,505
Overdistributed net investment income	(393)
Accumulated net realized loss on investments, futures contracts, options written, swap contracts and foreign currency transactions	(3,799,173)
Net unrealized depreciation on investments, futures contracts, options written, swap contracts and foreign currencies	(20,049,656)
TOTAL NET ASSETS	$182,103,573
Shares Outstanding	15,289,720
Net Asset Value	$11.91

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Interest	$10,977,659
Dividends	8,621
Less: Foreign taxes withheld	(11,034)
Total Investment Income	10,975,246
EXPENSES:
Interest expense (Notes 3 and 4)	1,654,580
Investment management fee (Note 2)	1,004,228
Legal fees	40,882
Audit and tax	38,307
Shareholder reports	36,687
Commitment fee (Note 4)	25,571
Directors’ fees	24,864
Transfer agent fees	11,838
Stock exchange listing fees	8,699
Custody fees	7,113
Insurance	2,470
Miscellaneous expenses	4,369
Total Expenses	2,859,608
NET INVESTMENT INCOME	8,115,638
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,373,423)
Futures contracts	(23,578)
Options written	14,839
Swap contracts	39,431
Foreign currency transactions	(2,058)
Net Realized Loss	(1,344,789)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(8,961,620)
Futures contracts	(12,614)
Options written	13,292
Swap contracts	(936,980)
Foreign currencies	(1,585)
Change in Net Unrealized Appreciation/Depreciation	(9,899,507)
Net Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(11,244,296)
DECREASE IN NET ASSETS FROM OPERATIONS	$(3,128,658)

See Notes to Financial Statements.

22	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited)
AND THE YEAR ENDED AUGUST 31, 2007	2008	2007
OPERATIONS:
Net investment income	$8,115,638	$14,245,349
Net realized gain (loss)	(1,344,789)	5,718,159
Change in net unrealized appreciation/depreciation	(9,899,507)	(10,716,910)
Increase from payment by affiliate	—	3,938
Increase (Decrease) in Net Assets From Operations	(3,128,658)	9,250,536
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(7,247,327)	(14,494,655)
Decrease in Net Assets From Distributions to Shareholders	(7,247,327)	(14,494,655)
DECREASE IN NET ASSETS	(10,375,985)	(5,244,119)
NET ASSETS:
Beginning of period	192,479,558	197,723,677
End of period*	$182,103,573	$192,479,558
* Includes overdistributed net investment income of:	$(393)	$(868,704)

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended February 29, 2008

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$9,985,466
Operating expenses paid	(1,279,722)
Net purchases of short-term investments	(2,054,733)
Realized loss on foreign currency transactions	(2,058)
Realized gain on options	14,839
Realized loss on futures contracts	(23,578)
Realized gain on swap contracts	39,431
Net change in unrealized depreciation on futures contracts	(12,614)
Net change in unrealized appreciation on foreign currencies	6,892
Purchases of long-term investments	(78,749,400)
Proceeds from disposition of long-term investments	59,677,389
Premium for written swaps	345,770
Premium for written options	14,713
Change in payable to broker - variation margin	6,094
Change in payable for open forward currency contracts	20,877
Interest paid	(1,651,231)
Net Cash Provided By Operating Activities	(13,661,865)
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(7,247,327)
Deposits with brokers for reverse repurchase agreement	(1,100,000)
Proceeds from reverse repurchase agreements	23,368,806
Proceeds from reinvestment of dividends	(1,207,888)
Net Cash Flows Used By Financing Activities	13,813,591
NET INCREASE IN CASH	151,729
Cash, Beginning of year	49,748
Cash, End of year	$201,477
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH
FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$(3,137,627)
Accretion of discount on investments	(672,708)
Amortization of premium on investments (AICPA)	173,177
Increase in investments, at value	(9,943,957)
Decrease in payable for securities purchased	(323,670)
Increase in interest and dividends receivable	(490,249)
Increase in premium for written swaps	345,770
Increase in premium for written options	14,713
Decrease in receivable for securities sold	417,063
Increase in payable for open forward currency contracts	20,877
Increase in payable to broker - variation margin	6,094
Decrease in prepaid expenses	5,578
Increase in interest payable	3,349
Decrease in accrued expenses	(80,272)
Total Adjustments	(10,524,235)
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$(13,661,862)

See Notes to Financial Statements.

24	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31,

UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006	2005	2004	2003
NET ASSET VALUE,
BEGINNING OF PERIOD	$12.59	$12.93	$13.06	$12.17	$11.55	$8.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.53	0.93	0.97	1.07	1.15	1.30
Net realized and
unrealized gain (loss)	(0.74)	(0.32)[2]	(0.14)	1.01	0.89	2.79
Total income (loss)
from operations	(0.21)	0.61	0.83	2.08	2.04	4.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.95)	(0.96)	(1.19)	(1.43)	(1.43)
Total distributions	(0.47)	(0.95)	(0.96)	(1.19)	(1.43)	(1.43)
Increase in net asset
value due to shares
issued on reinvestment
of distributions	—	—	—	—	0.01	0.01
NET ASSET VALUE,
END OF PERIOD	$11.91	$12.59	$12.93	$13.06	$12.17	$11.55
MARKET PRICE,
END OF PERIOD	$10.36	$11.27	$11.77	$12.78	$14.03	$13.11
Total return, based on NAV[3,4]	(1.75)%	4.59%[5]	6.70%	17.88%	18.63%	49.79%
Total return, based on
market price per share[4]	(4.08)%	3.36%	0.08%	(0.39)%	18.86%	42.71%
NET ASSETS,
END OF PERIOD (000s)	$182,104	$192,480	$197,724	$199,698	$184,936	$174,351
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.99%[6]	2.96%	3.27%	2.68%	2.11%	2.37%
Gross expenses, excluding
interest expense	1.26 [6]	1.31	1.23	1.26	1.27	1.36
Net expenses	2.99 [6,7]	2.96 [8]	3.27[8]	2.68	2.11	2.37
Net expenses, excluding
interest expense	1.26[6,7]	1.31 [8]	1.23 [8]	1.26	1.27	1.36
Net investment income	8.49[6]	7.03	7.25	8.43	9.64	12.76
PORTFOLIO TURNOVER RATE	19%	75%	71%	49%	69%	91%
SUPPLEMENTAL DATA:
Loans outstanding,
end of period (000s)	$ 35,000	$ 35,000	$ 47,124	$ 59,124	$ 59,124	$ 59,124
Weighted average
loan (000s)	$ 35,000	$ 37,657	$ 56,461	$ 59,124	$ 59,124	$ 59,124
Weighted average interest
rate on loans	5.44%	5.63%	5.90%	3.79%	2.41%	2.65%

[1]	For the six months ended February 29, 2008 (unaudited).
[2]

The investment manager reimbursed the Fund for losses incurred resulting from an investment transaction error. The impact of this reimbursement to net realized and unrealized gain was less than $0.01 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The impact of the reimbursement of the Fund for the losses incurred, resulting from an investment transaction error, to Fund’s total return was less than 0.01%.
[6]	Annualized.
[7]	There was no impact to the expense ratio as a result of fees paid indirectly.
[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse repurchase agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same

26	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a

28	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

30	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

(l) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(m) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly at an annual rate of 1.05% of the Fund’s average weekly net assets.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

LMPFA delegates Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended February 29, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$65,016,924	$401,156
Sales	46,286,467	—

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,003,277
Gross unrealized depreciation	(24,110,997)
Net unrealized depreciation	$(19,107,720)

Transactions in reverse repurchase agreements for the Fund during the six months ended February 29, 2008 were as follows:

AVERAGE	WEIGHTED	MAXIMUM
DAILY	AVERAGE	AMOUNT
BALANCE*	INTEREST RATE*	OUTSTANDING
$31,787,269	4.31%	$42,478,732

*  Average based on the number of days that Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.25% to 5.85% during the six months ended February 29, 2008. Interest expense incurred on reverse repurchase agreements totaled $692,749.

At February 29, 2008, the Fund had the following open reverse repurchase agreements:

FACE
AMOUNT	SECURITY	VALUE
$909,937	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 2/4/08 bearing 3.250% to be repurchased at $912,895
	on 3/11/08, collateralized by: $575,000 Republic of Turkey,
	11.875% due 1/15/30:
	Market value (including accrued interest) $879,887	$909,937

32	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

FACE
AMOUNT	SECURITY	VALUE
$1,162,875	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 2/4/08 bearing 2.750% to be repurchased at $1,167,228
	on 3/24/08, collateralized by: $1,050,000 Republic of Argentina,
	8.280% due 12/31/33:
	Market value (including accrued interest) $940,565	$1,162,875
1,815,200	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 2/4/08 bearing 3.500% to be repurchased at $1,823,847
	on 3/24/08, collateralized by: $1,600,000 Federative Republic
	of Brazil, 8.000% due 1/15/18:
	Market value (including accrued interest) $1,829,376	1,815,200
1,931,600	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 2/4/08 bearing 3.100% to be repurchased at $1,939,750
	on 3/24/08, collateralized by: $1,760,000 Federative Republic
	of Brazil, 7.125% due 1/20/37:
	Market value (including accrued interest) $1,906,278	1,931,600
1,781,832	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/21/08 bearing 3.250% to be repurchased at $1,786,336
	on 3/20/08, collateralized by: $2,321,000 Bolivarian Republic
	of Venezuela, 5.750% due 2/26/16:
	Market value (including accrued interest) $1,916,292	1,781,832
3,623,882	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/21/08 bearing 3.850% to be repurchased at $3,636,284
	on 3/24/08, collateralized by: $3,044,000 Federative Republic
	of Brazil, 11.000% due 8/17/40:
	Market value (including accrued interest) $4,106,139	3,623,882
3,220,700	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/4/08 bearing 3.850% to be repurchased at $3,236,200
	on 3/20/08, collateralized by: $3,500,000 Bolivarian Republic
	of Venezuela, 8.500% due 10/8/14:
	Market value (including accrued interest) $3,530,362	3,220,700
3,757,352	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/4/08 bearing 3.250% to be repurchased at $3,772,616
	on 3/20/08, collateralized by: $3,820,000 Republic of Colombia,
	7.375% due 9/18/37:
	Market value (including accrued interest) $4,205,555	3,757,352
6,300,000	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/21/08 bearing 3.250% to be repurchased at $6,318,200
	on 3/24/08, collateralized by: $7,000,000 Federative Republic
	of Brazil, 7.125% due 1/20/37:
	Market value (including accrued interest) $7,615,391	6,300,000
6,044,468	Reverse Repurchase Agreement with Credit Suisse,
	dated 2/21/08 bearing 3.250% to be repurchased at $6,059,747
	on 3/20/08, collateralized by: $7,026,000 Republic of Turkey,
	6.875% due 3/17/36:
	Market value (including accrued interest) $6,728,122	6,044,468
10,055,300	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 2/21/08 bearing 3.250% to be repurchased at $10,084,349
	on 3/24/08, collateralized by: $9,650,000 Republic of Turkey,
	7.375% due 2/5/25:
	Market value (including accrued interest) $9,928,067	10,055,300
	Total Reverse Repurchase Agreements
	(Cost — $40,603,146)	$40,603,146

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

At February 29, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 10-Year Notes	1	3/08	$113,886	$118,688	$ (4,802)
U.S. Treasury 10-Year Notes	3	6/08	344,032	351,844	(7,812)
Net unrealized loss on open futures contracts					$(12,614)

At February 29, 2008, the Fund had the following open forward foreign currency contracts:

	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Buy:
Indian Rupee	7,189,000	179,795	3/14/08	$ (2,205)
Indian Rupee	21,539,700	538,701	3/14/08	(7,299)
Indian Rupee	7,179,900	179,596	3/17/08	(2,404)
Net unrealized loss on open forward foreign currency contracts				$(11,908)

During the six months ended February 29, 2008, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options written, outstanding August 31, 2007	—	—
Options written	6,800,000	$ 29,551
Options closed	—	—
Options expired	(3,600,000)	(14,838)
Options written, outstanding February 29, 2008	3,200,000	$ 14,713

At February 29, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/12/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$12,600,000
Payments Made by Fund:	Payment only if credit event occurs
Payments Received by Fund:	Fixed Rate, 0.750%
Termination Date:	6/20/12
Unrealized Depreciation	$(936,980)

34	Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report

4. Loan

At February 29, 2008, the Fund had a $55,000,000 credit line available pursuant to an amended and restated revolving credit and security agreement, dated November 20, 2006, among the Fund, Panterra Funding LLC (the “Lender”) and Citibank N.A. (“Citibank”) as secondary lender, for which Citibank also acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total credit line available, whether used or unused. For the six months ended February 29, 2008, the Fund incurred a commitment fee in the amount of $25,571. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended February 29, 2008 the Fund incurred interest expense on this loan in the amount of $961,831. At February 29, 2008, the Fund had $35,000,000 of borrowings outstanding under this credit agreement.

During the six months ended February 29, 2008, the total credit line available to the Fund increased from $35,000,000 to $55,000,000.

5. Capital loss carryforward

On August 31, 2007, the Fund had a net capital loss carryforward of approximately $2,016,166 all of which expires on August 31, 2010. This amount will be available to offset like amounts of any future taxable capital gains.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Western Asset Global Partners Income Fund Inc. 2008 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

Background

The Investment Company Act of 1940 (the “1940 Act”) requires that the Board of Directors (the “Board”) of Western Asset Global Partners Income Fund Inc. (the “Fund”), including a majority of its members that are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve the continuation of the investment management contract (the “Management Agreement”) with the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) with the Manager’s affiliate, Western Asset Management Company (the “Subadviser”), on an annual basis. At a meeting (the “Contract Renewal Meeting”) held in-person on November 13 and 14, 2007, the Board, including the Independent Directors, considered and approved continuation of each of the Management and Sub-Advisory Agreements for an additional one-year term. To assist in its consideration of the renewals of the Management and Sub-Advisory Agreements, the Board received and considered a variety of information about the Manager and Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board (the “Contract Renewal Information”), certain portions of which are discussed below. A presentation made by the Manager and Subadviser to the Board at the Contract Renewal Meeting in connection with its evaluations of the Management and Sub-Advisory Agreements encompassed the Fund and all the funds for which the Board has responsibility. In addition to the Contract Renewal Information, including information presented by management at the Contract Renewal Meeting, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Subadviser to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to the services provided to the Fund by each of the Manager and Subadviser.

The discussion below covers both advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment advisory function being rendered by the Subadviser.

Board approval of management agreement and sub-advisory agreement

In its deliberations regarding renewal of the Management Agreement and Sub-Advisory Agreement, the Fund’s Board, including the Independent Directors, considered the factors below.

36	Western Asset Global Partners Income Fund Inc.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered Contract Renewal Information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board also reviewed Contract Renewal Information regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the Contract Renewal Information and the Board’s discussions with the Manager at the Contract Renewal Meeting, the financial resources available to the parent organization of the Manager and Subadviser, Legg Mason, Inc. (“Legg Mason”).

The Board considered the responsibilities of the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, including the Manager’s coordination and oversight of services provided to the Fund by the Subadviser and others. The Board also considered the brokerage policies and practices of the Manager and Subadviser, the standards applied in seeking best execution, the policies and practices of the Manager and Subadviser regarding soft dollars, the use of a broker affiliated with the Manager or the Subadviser, and the existence of quality controls applicable to brokerage allocation procedures. In addition, the Manager also reported generally to the Board on, among other things, its business plans, recent organizational changes, including Legg Mason’s plans to address the pending retirement of its Chief Executive Officer, and the compensation plan for the Fund’s portfolio managers.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Agreement and the Sub-Advisory Agreement have been satisfactory under the circumstances.

Fund performance

The Board received and considered performance information and analyses (the “Lipper Performance Information”) for the Fund, as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Performance Universe consisted of the Fund and all closed-end leveraged global income funds, as classified by Lipper, regardless of asset size or primary distribution channel. The Board noted that it had received and discussed with the Manager and Subadviser information throughout the year at periodic intervals comparing the Fund’s

Western Asset Global Partners Income Fund Inc.	37

Board approval of management and subadvisory agreements (unaudited) continued

performance against its benchmark(s) and, at the Board’s request, its peer funds as selected by Lipper.

The Lipper Performance Information comparing the Fund’s performance to that of the Performance Universe based on net asset value per share showed, among other things, that the Fund’s performance for the 1-year period ended June 30, 2007 was ranked third among six funds in the Performance Universe for that period and that the Fund’s performance for each of the 3-, 5- and 10-year periods ended June 30, 2007 was ranked first among the funds in the Performance Universe for that period. The Performance Universe consisted of four funds for the 3-year period ended June 30, 2007 and three funds for each of the 5- and 10-year periods ended June 30, 2007. Among other things, the Manager noted that the small number of funds in the Performance Universe, which included two other funds managed by the Subadviser for the 1-year period ended June 30, 2007, made meaningful performance comparisons difficult. The Board also considered the Fund’s performance in relation to its benchmark(s) and in absolute terms.

Based on its review, which included consideration of all of the factors noted above, the Board concluded that, under the circumstances, the Fund’s performance supported continuation of the Management and Sub-advisory Agreements for an additional period not to exceed one year.

Management fees and expense ratios

The Board reviewed and considered the management fee (the “Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information and analyses prepared by Lipper (the “Lipper Expense Information”) comparing the Management Fee and the Fund’s overall expenses with those of funds in an expense universe (the “Expense Universe”) selected and provided by Lipper for the 1-year period ended June 30, 2007. The Expense Universe consisted of the Fund and other closed-end leveraged global income funds, as classified by Lipper, excluding certain funds regarded by Lipper as inappropriate for comparative purposes. The Expense Universe consisted of six funds, with common assets ranging from $125.4 million to $1.7 billion and combined common and leveraged assets ranging from $155.4 million to $2.3 billion.

The Lipper Expense Information comparing the Management Fee as well as the Fund’s actual total expenses to the Fund’s Expense Universe showed that, on the basis of common assets only, the contractual Management Fee was ranked fifth among the six funds in the Expense Universe; the actual Management Fee (i.e., giving in effect to a voluntary fee waiver implemented by the Manager) was

38	Western Asset Global Partners Income Fund Inc.

ranked fourth among the funds in the Performance Universe; and the Fund’s actual total expenses ranked fifth among the funds in the Performance Universe. The Lipper Expense Information showed that, on the basis of both common and leveraged assets, the Fund’s contractual Management Fee was ranked fifth among the six funds in the Expense Universe; the actual Management Fee was ranked third among the funds in the Expense Universe; and the Fund’s actual total expenses ranked fifth among the funds in the Expense Universe. With respect to the Fund’s contractual Management Fee, the Manager noted that the small number of funds in the Expense Universe, which included funds varying widely in size and two other funds managed by the Subadviser, made meaningful comparisons difficult. With respect to the Fund’s actual Management Fee, the Manager noted that the Fund has a higher percentage of leveraged assets than the other funds in the Expense Universe, resulting in a higher relative actual Management Fee when viewed on the basis of common assets alone.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts. The Board was advised that the fees paid by such other clients generally are lower, and may be significantly lower, than the Management Fee. The Contract Renewal Information discussed the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Contract Renewal Information included an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Taking all of the above into consideration, the Board determined that the Management Fee and the sub-advisory fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data, together with a report from an outside consultant that had reviewed the Manager’s methodologies. The profitability to the Subadviser was not considered to be a material factor in the Board’s considerations since the Subadviser’s fee is paid by the Manager, not the Fund. The profitability analysis presented to the Board as part of the

Western Asset Global Partners Income Fund Inc.	39

Board approval of management and subadvisory agreements (unaudited) continued

Contract Renewal Information indicated that profitability to the Manager in providing services to the Fund had increased by 23 percent over the period covered by the analysis. However, the Board noted that the Manager had implemented a new revenue and cost allocation methodology in 2007 which was used in preparing the profitability analysis presented at the Contract Renewal Meeting and that the methodology was subject to further review and refinement. Under the Fund’s circumstances, the Board did not consider profitability to be such as to support a determination against continuation of the Management and Sub-advisory Agreements but determined Fund profitability merited monitoring in light of the increase reflected in the profitability analysis.

Economies of scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end Fund with no current plans to seek additional assets beyond maintaining its dividend reinvestment plan, any significant growth in its assets generally will occur through appreciation in the value of the Fund’s investment portfolio, rather than sales of additional shares in the Fund. The Board determined that the management fee structure was appropriate under present circumstances.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and its affiliates as a result of their relationship with the Fund, including the opportunity to obtain research services from brokers who effect Fund portfolio transactions.

* * * * * *

In light of all of the foregoing, the Board determined that, under the circumstances, continuation of the Management and Sub-Advisory Agreements would be consistent with the interests of the Fund and its shareholders and unanimously voted to continue each Agreement for a period of one additional year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve continuation of the Management and Sub-Advisory Agreements, and each Board member attributed different weights to the various factors. The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to the Contract Renewal Meeting, the Board received a memorandum discussing its responsibilities in connection with the proposed continuation of the Management and Sub-Advisory Agreements from Fund counsel and the Independent Directors separately received a memorandum discussing such responsibilities from their independent counsel. Prior to voting, the Independent Directors also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present.

40	Western Asset Global Partners Income Fund Inc.

Additional shareholder information (unaudited)

Result of annual meeting of shareholders

The Annual Meeting of Shareholders of the Fund was held on December 7, 2007 and ajourned to January 25, 2008, for the purpose of considering and voting upon: (1) amendment of the Fund’s primary investment objective to allow for greater flexibility to invest in investment grade debt, and (2) the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. Amendment of the Fund’s primary investment objective to allow for greater flexibility to invest in investment grade debt.

VOTES FOR	VOTES WITHHELD	ABSTAIN
8,016,693	355,754	139,400

Election of directors

NOMINEES	VOTES FOR	VOTES WITHHELD	ABSTAIN
Daniel P. Cronin	11,976,425	344,808	—
Riordan Roett	11,975,225	346,008	—

At February 29, 2008, in addition to Daniel P. Cronin and Riordan Roett, the other Directors of the Fund were as follows:

Carol L. Colman
Paolo M. Cucchi
Leslie H. Gelb
R. Jay Gerken, CFA
William R. Hutchinson
Jeswald W. Salacuse

Western Asset Global Partners Income Fund Inc.	41

Dividend reinvestment and cash purchase plan (unaudited)

1. Each shareholder initially purchasing shares of common stock (“Shares”) of Western Asset Global Partners Income Fund Inc. (“Fund”), on or after September 6, 1996 will be deemed to have elected to be a participant in the Amended and Restated Dividend Reinvestment and Cash Purchase Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

2. Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

3. If, on the determination date, the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open-market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

4. Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

5. If (i) the Agent has not invested the full distribution amount in open-market purchases by the date specified in paragraph 4 above as the date on which such purchases must terminate or (ii) a market discount shifts to

42	Western Asset Global Partners Income Fund Inc.

a market premium during the purchase period, then the Agent will cease making open-market purchases and will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open-market purchases as specified in paragraph 4 above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

6. In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per Share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per Share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to paragraph 5 above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

7. Participants have the option of making additional cash payments to the Agent, monthly, in a minimum amount of $250, for investment in Shares. The Agent will use all such funds received from Participants to purchase Shares in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Agent, Participants should send in voluntary cash payments to be received by the Agent approximately 10 days before an applicable purchase date specified above. A Participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Agent not less than 48 hours before such payment is to be invested.

8. Purchases by the Agent pursuant to paragraphs 4 and 7 above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open-market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases

Western Asset Global Partners Income Fund Inc.	43

Dividend reinvestment and cash purchase plan (unaudited) continued

shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

9. The Agent will maintain all Participants’ accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

10. The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

11. Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

12. The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open-market purchases.

13. Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than 10 days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment date for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any voluntary cash payments made and any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to

44	Western Asset Global Partners Income Fund Inc.

Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge.

14. Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

15. In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

16. The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

17. All correspondence concerning the Plan should be directed to the Agent at 59 Maiden Lane, New York, New York 10038.

Western Asset Global Partners Income Fund Inc.	45

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Western Asset
Global Partners
Income Fund Inc.

Directors	Subadviser
Carol L. Colman	Western Asset
Daniel P. Cronin	Management Company
Paolo M. Cucchi
Leslie H. Gelb	Custodian
R. Jay Gerken, CFA	State Street Bank and
Chairman	Trust Company
William R. Hutchinson	225 Franklin Street
Riordan Roett	Boston, Massachusetts 02110
Jeswald W. Salacuse
Transfer agent
Officers	American Stock Transfer &
R. Jay Gerken, CFA	Trust Company
President and Chief Executive	59 Maiden Lane
Officer	New York, New York 10038
Kaprel Ozsolak
Chief Financial Officer and	Independent registered public
Treasurer	accounting firm
Ted P. Becker	KPMG LLP
Chief Compliance Officer	345 Park Avenue
Robert I. Frenkel	New York, New York 10154
Secretary and Chief Legal Officer
Thomas Mandia	Legal counsel
Assistant Secretary	Simpson Thacher & Bartlett LLP
Steven Frank	425 Lexington Avenue
Controller	New York, New York 10017
Albert Laskaj
Controller	New York Stock Exchange Symbol
GDF
Western Asset
Global Partners
Income Fund Inc.
55 Water Street
New York, New York 10041

Investment manager
Legg Mason Partners
Fund Advisor, LLC

Western Asset Global Partners Income Fund Inc.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.
55 Water Street
New York, New York 10041

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Global Partners Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock
Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

WAS04030 4/08 SR08-535

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not Applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxle Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Partners Income Fund Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset Global Partners Income Fund Inc.

Date:	May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset Global Partners Income Fund Inc.

Date:	May 5, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset Global Partners Income Fund Inc.

Date:	May 5, 2008